MFS INVESTMENT MANAGEMENT
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTTS 02116-3741
                                 (617) 954-5000




                                        October 1, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) International Investors Trust ("FGI"), MFS(R)International Growth Fund ("FGF") and MFS(R)Emerging Markets Equity Fund ("FEM")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 35 for FGI, FGF and FEM (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 28, 2001.

     Please call the undersigned or Martha Donovan at (617) 954-5842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Counsel

JDN/bjn